Stockholders' Equity Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	$ (1,226)		$ (862)		$ (532)
Other comprehensive income (loss) before reclassifications	1,032		(700)		(588)
Amortization of prior service cost (credit)	(3)	[1]	5	[1]	5	[1]
Amortization of net actuarial loss (gain)	134	[1]	90	[1]	45	[1]
Tax benefit (expense) for items of other comprehensive income	(458)		241		208
Net current period other comprehensive income (loss)	705		(364)		(330)
Balance, ending	(521)		(1,226)		(862)
Income tax expense (benefit)	133		95		96
Defined Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	(1,226)		(862)		(532)
Other comprehensive income (loss) before reclassifications	1,028		(700)		(588)
Amortization of prior service cost (credit)	(3)	[1]	5	[1]	5	[1]
Amortization of net actuarial loss (gain)	134	[1]	90	[1]	45	[1]
Tax benefit (expense) for items of other comprehensive income	(456)		241		208
Net current period other comprehensive income (loss)	703		(364)		(330)
Balance, ending	(523)		(1,226)		(862)
Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications	4
Tax benefit (expense) for items of other comprehensive income	(2)
Net current period other comprehensive income (loss)	2
Balance, ending	2
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense (benefit)	$ 46		$ 33		$ 18

[1]	These accumulated comprehensive income (loss) components are included in the computation of net periodic benefit cost. See Note 18: Employee Pension and Other Postretirement Benefits. The tax expense associated with amounts reclassified from accumulated other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, was $46 million, $33 million, and $18 million, respectively.